Equity Investments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Sep. 11, 2024	Jun. 28, 2021
Schedule of Equity Method Investments [Line Items]
Loss in Canada Jetlines Operations Ltd.	$ 1.3
Canada Jetlines Operations Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of shares transferred			75.00%
Percentage of shares retained			25.00%
Equity method investment ownership percentage		7.00%